Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Results Of Operations
Piedmont has classified the results of operations related to the following properties as discontinued operations (in thousands):

Building(s) Sold	Location	Date of Sale	Gain/(Loss) on Sale	Net Sales Proceeds
Portland Portfolio(1)	Beaverton, Oregon	March 19, 2012	$17,823	$43,832
26200 Enterprise Way	Lake Forest, California	May 31, 2012	$10,013	$24,412
110 & 112 Hidden Lake Circle Buildings	Duncan, South Carolina	September 21, 2012	$(259)	$25,595
1111 Durham Avenue	South Plainfield, New Jersey	March 28, 2013	$—	$3,403
1200 Enclave Parkway(2)	Houston, Texas	Held for Sale(2)	N/A	N/A

(1)
The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.

(2)
On March 22, 2013, Piedmont entered into a binding agreement to sell the 1200 Enclave Parkway building with an expected close of May 2013, and in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale on its consolidated balance sheet as of March 31, 2013. As such, Piedmont reclassified the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

Schedule of Assets Held-for-Sale
The details comprising assets held for sale, consisting of the 1200 Enclave Parkway building and the 1111 Durham Avenue building, are presented below (in thousands):

	March 31, 2013	December 31, 2012
Real estate assets held for sale, net:
Land	$3,460	$7,188
Building and improvements, less accumulated depreciation of $1,155 and $9,327 as of March 31, 2013 and December 31, 2012, respectively	21,136	26,782
Construction in progress	358	—
Total real estate assets held for sale, net	$24,954	$33,970

Other assets held for sale:
Straight-line rent	$2,670	$2,189
Deferred lease costs, less accumulated amortization of $268 and $207 as of March 31, 2013 and December 31, 2012, respectively	2,976	3,038
Total other assets held for sale, net	$5,646	$5,227

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The details comprising income/(loss) from discontinued operations are presented below (in thousands):

	March 31,
	2013	2012
Revenues:
Rental income	$962	$2,680
Tenant reimbursements	247	459
Property management fee revenue	—	—
Other rental income	—	—
	1,209	3,139
Expenses:
Property operating costs	749	1,197
Depreciation	264	754
Amortization of deferred leasing costs	61	186
General and administrative expenses	—	3
	1,074	2,140
Other income (expense):
Interest expense	—	—
Interest and other income	12	—
Net income attributable to noncontrolling interest	—	—
	12	—

Operating income, excluding gain/(loss) on sale	147	999
Impairment loss	(6,402)	—
Gain/(loss) on sale of real estate assets	—	17,830
Income/(loss) from discontinued operations	$(6,255)	$18,829